Pension and Postretirement Expense Level 4 (Details) - Components of Net Pension and Non-pension postretirement Expense - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	$ 3	$ 3	$ 3
Interest cost	10	11	10
Expected return on assets	(15)	(17)	(16)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Unrealized actuarial loss (gain)	0	29	(27)
Net expense (benefit)	(2)	26	(30)
Foreign Pension Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	16	14	14
Interest cost	12	17	18
Expected return on assets	(13)	(15)	(14)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	1
Unrealized actuarial loss (gain)	(16)	80	(41)
Net expense (benefit)	(1)	96	(22)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	0	1	0
Amortization of prior service cost	0	0	(1)
Unrealized actuarial loss (gain)	0	(4)	(2)
Net expense (benefit)	0	(3)	(3)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	1
Interest cost	1	1	1
Amortization of prior service cost	0	0	0
Unrealized actuarial loss (gain)	(1)	2	(3)
Net expense (benefit)	$ 0	$ 3	$ (1)